INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Current:
Federal	$ (25)
State and local
Foreign		42
Total current	(25)	42
Deferred:
Federal
State and local
Foreign	17,881	(4,394)
Total deferred	17,881	(4,394)
Benefit (expense) from income taxes	$ 17,856	$ (4,352)